OTHER TAXES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
OTHER TAXES PAYABLE
Summary of Other Tax Payable
	Consolidated
	12/31/2024	12/31/2023
Tax debts installments	254,302	217,348
ICMS	227,563	190,474
COFINS	152,066	177,720
PIS	24,054	27,073
Social Security charges	50,975	87,214
IRRF	40,708	14,133
Other	143,419	122,998
	893,087	836,960
Current	637,842	673,718
Non-current	255,245	163,242
Total	893,087	836,960

Summary of Amounts Due on Non-Current Liabilities and Maturity Schedule

The amounts due in non-current liabilities have the following maturity schedule:

	12/31/2024	12/31/2023
From 13 to 24 months	6,667	881
From 25 to 36 months	7,957	572
From 37 to 48 months	919	572
From 49 to 60 months	996	572
Over 60 months	238,706	160,645
	255,245	163,242